Guarantor Financial Data	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Guarantor Financial Data [Abstract]
Condensed Consolidating Financial Statements Related to Guaranteed Debt

Supplemental Guarantor Financial Information
We may, from time to time, offer debt securities that are fully and unconditionally and jointly and severally guaranteed by certain of our 100% owned domestic subsidiaries. In accordance with Rule 3−10 of Regulation S−X promulgated under the Securities Act of 1933, the following condensed consolidating financial statements present the financial position, results of operations and cash flows of Flowserve Corporation (referred to as “Parent” for the purpose of this note only) on a Parent−only (Issuer) basis, the combined guarantor subsidiaries on a guarantor−only basis, the combined non-guarantor subsidiaries on a non-guarantor-only basis and elimination adjustments necessary to arrive at the information for the Parent, guarantor subsidiaries and non-guarantor subsidiaries on a consolidated basis. Investments in subsidiaries have been accounted for using the equity method for this presentation.
The following condensed consolidating financial information presents the statements of income for the three and six months ended June 30, 2012 and 2011, the balance sheets as of June 30, 2012 and December 31, 2011 and the statements of cash flows for the six months ended June 30, 2012 and 2011 for the Parent, guarantor subsidiaries and non-guarantor subsidiaries and elimination adjustments.
FLOWSERVE CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Three Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$457,165	$815,552	$(90,492)	$1,182,225
Cost of sales	—	(303,806)	(584,309)	90,492	(797,623)
Gross profit	—	153,359	231,243	—	384,602
Selling, general and administrative expense	(1,861)	(95,145)	(126,886)	—	(223,892)
Net earnings from affiliates	—	635	3,451	—	4,086
Net earnings from consolidated subsidiaries, net of tax	109,167	74,995	—	(184,162)	—
Operating income	107,306	133,844	107,808	(184,162)	164,796
Interest expense, net	(747)	(4,919)	(3,019)	—	(8,685)
Other income (expense), net	—	1,185	(9,231)	—	(8,046)
Earnings before income taxes	106,559	130,110	95,558	(184,162)	148,065
Provision for income taxes	757	(20,943)	(19,394)	—	(39,580)
Net earnings, including noncontrolling interests	107,316	109,167	76,164	(184,162)	108,485
Less: Net earnings attributable to noncontrolling interests	—	—	(1,169)	—	(1,169)
Net earnings attributable to Flowserve Corporation	$107,316	$109,167	$74,995	$(184,162)	$107,316
Comprehensive income attributable to Flowserve Corporation	$51,353	$53,115	$17,933	$(71,048)	$51,353

	Three Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$439,409	$772,957	$(86,614)	$1,125,752
Cost of sales	—	(283,389)	(559,639)	86,614	(756,414)
Gross profit	—	156,020	213,318	—	369,338
Selling, general and administrative expense	(1,567)	(89,921)	(141,495)	—	(232,983)
Net earnings from affiliates	—	1,007	2,744	—	3,751
Net earnings from consolidated subsidiaries, net of tax	100,138	58,738	—	(158,876)	—
Operating income	98,571	125,844	74,567	(158,876)	140,106
Interest expense, net	(394)	(4,090)	(4,656)	—	(9,140)
Other (expense) income, net	—	(1,187)	7,172	—	5,985
Earnings before income taxes	98,177	120,567	77,083	(158,876)	136,951
Provision for income taxes	555	(20,429)	(18,353)	—	(38,227)
Net earnings, including noncontrolling interests	98,732	100,138	58,730	(158,876)	98,724
Less: Net earnings attributable to noncontrolling interests	—	—	8	—	8
Net earnings attributable to Flowserve Corporation	$98,732	$100,138	$58,738	$(158,876)	$98,732
Comprehensive income attributable to Flowserve Corporation	$126,223	$128,305	$85,827	$(214,132)	$126,223

	Six Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$892,911	$1,535,573	$(171,279)	$2,257,205
Cost of sales	—	(589,956)	(1,094,743)	171,279	(1,513,420)
Gross profit	—	302,955	440,830	—	743,785
Selling, general and administrative expense	(2,981)	(195,374)	(247,426)	—	(445,781)
Net earnings from affiliates	—	1,955	7,360	—	9,315
Net earnings from consolidated subsidiaries, net of tax	203,517	134,605	—	(338,122)	—
Operating income	200,536	244,141	200,764	(338,122)	307,319
Interest expense, net	(1,348)	(9,377)	(6,487)	—	(17,212)
Other income (expense), net	—	1,849	(14,834)	—	(12,985)
Earnings before income taxes	199,188	236,613	179,443	(338,122)	277,122
Provision for income taxes	1,253	(33,096)	(43,252)	—	(75,095)
Net earnings, including noncontrolling interests	200,441	203,517	136,191	(338,122)	202,027
Less: Net earnings attributable to noncontrolling interests	—	—	(1,586)	—	(1,586)
Net earnings attributable to Flowserve Corporation	$200,441	$203,517	$134,605	$(338,122)	$200,441
Comprehensive income attributable to Flowserve Corporation	$179,236	$182,603	$111,396	$(293,999)	$179,236

	Six Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$835,213	$1,448,697	$(160,951)	$2,122,959
Cost of sales	—	(537,724)	(1,029,153)	160,951	(1,405,926)
Gross profit	—	297,489	419,544	—	717,033
Selling, general and administrative expense	(4,034)	(179,834)	(271,754)	—	(455,622)
Net earnings from affiliates	—	2,042	6,906	—	8,948
Net earnings from consolidated subsidiaries, net of tax	199,613	124,821	—	(324,434)	—
Operating income	195,579	244,518	154,696	(324,434)	270,359
Interest expense, net	(644)	(8,773)	(7,839)	—	(17,256)
Other (expense) income, net	—	(2,772)	17,246	—	14,474
Earnings before income taxes	194,935	232,973	164,103	(324,434)	267,577
Provision for income taxes	780	(33,360)	(39,277)	—	(71,857)
Net earnings, including noncontrolling interests	195,715	199,613	124,826	(324,434)	195,720
Less: Net earnings attributable to noncontrolling interests	—	—	(5)	—	(5)
Net earnings attributable to Flowserve Corporation	$195,715	$199,613	$124,821	$(324,434)	$195,715
Comprehensive income attributable to Flowserve Corporation	$271,439	$275,766	$198,774	$(474,540)	$271,439
FLOWSERVE CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEETS

	June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$14,879	$—	$160,334	$—	$175,213
Accounts receivable, net	—	256,748	800,894	—	1,057,642
Intercompany receivables	8,811	121,777	62,412	(193,000)	—
Inventories, net	—	386,409	762,769	—	1,149,178
Other current assets, net	1,941	102,186	131,487	—	235,614
Total current assets	25,631	867,120	1,917,896	(193,000)	2,617,647
Property, plant and equipment, net	—	191,364	400,441	—	591,805
Goodwill	—	671,858	370,552	—	1,042,410
Intercompany receivables	475,000	37,105	1,144	(513,249)	—
Investment in consolidated subsidiaries	2,257,361	1,434,339	—	(3,691,700)	—
Other assets, net	8,898	187,675	157,448	—	354,021
Total assets	$2,766,890	$3,389,461	$2,847,481	$(4,397,949)	$4,605,883

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$139,136	$402,789	$—	$541,925
Intercompany payables	11	71,212	121,777	(193,000)	—
Accrued liabilities	8,135	246,021	577,026	—	831,182
Debt due within one year	337,500	15	33,120	—	370,635
Deferred taxes	—	—	8,848	—	8,848
Total current liabilities	345,646	456,384	1,143,560	(193,000)	1,752,590
Long-term debt due after one year	425,000	20	1,120	—	426,140
Intercompany payables	1,144	475,000	37,105	(513,249)	—
Retirement obligations and other liabilities	7,500	200,696	221,353	—	429,549
Total liabilities	779,290	1,132,100	1,403,138	(706,249)	2,608,279
Total Flowserve Corporation shareholders’ equity	1,987,600	2,257,361	1,434,339	(3,691,700)	1,987,600
Noncontrolling interest	—	—	10,004	—	10,004
Total equity	1,987,600	2,257,361	1,444,343	(3,691,700)	1,997,604
Total liabilities and equity	$2,766,890	$3,389,461	$2,847,481	$(4,397,949)	$4,605,883

	December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$150,308	$—	$187,048	$—	$337,356
Accounts receivable, net	—	271,571	788,678	—	1,060,249
Intercompany receivables	—	118,292	33,883	(152,175)	—
Inventories, net	—	357,870	650,509	—	1,008,379
Other current assets, net	1,530	94,413	126,427	—	222,370
Total current assets	151,838	842,146	1,786,545	(152,175)	2,628,354
Property, plant and equipment, net	—	194,671	404,075	—	598,746
Goodwill	—	673,013	372,064	—	1,045,077
Intercompany receivables	475,000	14,697	1,144	(490,841)	—
Investment in consolidated subsidiaries	2,122,734	1,336,856	—	(3,459,590)	—
Other assets, net	10,039	184,855	155,543	—	350,437
Total assets	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$153,137	$444,205	$—	$597,342
Intercompany payables	223	33,660	118,292	(152,175)	—
Accrued liabilities	6,143	271,535	530,923	—	808,601
Debt due within one year	25,000	5	28,618	—	53,623
Deferred taxes	—	—	10,755	—	10,755
Total current liabilities	31,366	458,337	1,132,793	(152,175)	1,470,321
Long-term debt due after one year	450,000	40	1,553	—	451,593
Intercompany payables	1,144	475,000	14,697	(490,841)	—
Retirement obligations and other liabilities	7,288	190,127	225,055	—	422,470
Total liabilities	489,798	1,123,504	1,374,098	(643,016)	2,344,384
Total Flowserve Corporation shareholders’ equity	2,269,813	2,122,734	1,336,856	(3,459,590)	2,269,813
Noncontrolling interest	—	—	8,417	—	8,417
Total equity	2,269,813	2,122,734	1,345,273	(3,459,590)	2,278,230
Total liabilities and equity	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

FLOWSERVE CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Six Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided (used) by operating activities	$47,299	$75,572	$(3,971)	$(58,525)	$60,375
Cash flows — Investing activities:
Capital expenditures	—	(15,334)	(41,551)	—	(56,885)
Payments for acquisitions, net of cash acquired	—	—	(3,996)	—	(3,996)
Intercompany loan payments	—	(22,409)	—	22,409	—
Proceeds from disposition of assets	—	74	7,828	—	7,902
Affiliate investment activity, net	—	—	(1,620)	—	(1,620)
Net cash flows used by investing activities	—	(37,669)	(39,339)	22,409	(54,599)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	10,946	—	—	10,946
Payments on long-term debt	(12,500)	—	—	—	(12,500)
Proceeds from short term financing	300,000	—	—	—	300,000
Net (payments) borrowings under other financing arrangements	—	(10)	4,836	—	4,826
Repurchases of common shares	(432,898)	—	—	—	(432,898)
Payments of dividends	(37,082)	—	—	—	(37,082)
Intercompany loan proceeds	—	—	22,409	(22,409)	—
Intercompany dividends	—	(48,839)	(9,686)	58,525	—
All other financing, net	(248)	—	(212)	—	(460)
Net cash flows (used) provided by financing activities	(182,728)	(37,903)	17,347	36,116	(167,168)
Effect of exchange rate changes on cash	—	—	(751)	—	(751)
Net change in cash and cash equivalents	(135,429)	—	(26,714)	—	(162,143)
Cash and cash equivalents at beginning of period	150,308	—	187,048	—	337,356
Cash and cash equivalents at end of period	$14,879	$—	$160,334	$—	$175,213

	Six Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows (used) provided by operating activities	$(64,847)	$53,008	$(215,775)	$(10,181)	$(237,795)
Cash flows — Investing activities:
Capital expenditures	—	(13,964)	(34,534)	—	(48,498)
Payments for acquisitions, net of cash acquired	—	(890)	—	—	(890)
Intercompany return of capital	—	18,971	—	(18,971)	—
Intercompany loan payments	—	(62,261)	—	62,261	—
Proceeds from disposition of assets		125	3,610	—	3,735
Net cash flows used by investing activities	—	(58,019)	(30,924)	43,290	(45,653)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	5,021	—	—	5,021
Payments on long-term debt	(12,500)	—	—	—	(12,500)
Net (payments) borrowings under other financing arrangements	—	(10)	4,358	—	4,348
Repurchases of common shares	(26,025)	—	—	—	(26,025)
Payments of dividends	(33,977)	—	—	—	(33,977)
Intercompany loan proceeds	—	—	62,261	(62,261)	—
Intercompany distributions of capital		—	(18,971)	18,971	—
Intercompany dividends	—	—	(10,181)	10,181	—
All other financing, net	224	—	—	—	224
Net cash flows (used) provided by financing activities	(72,278)	5,011	37,467	(33,109)	(62,909)
Effect of exchange rate changes on cash	—	—	10,090	—	10,090
Net change in cash and cash equivalents	(137,125)	—	(199,142)	—	(336,267)
Cash and cash equivalents at beginning of period	211,507	—	346,072	—	557,579
Cash and cash equivalents at end of period	$74,382	$—	$146,930	$—	$221,312

SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION
We may, from time to time, offer debt securities that are fully and unconditionally and jointly and severally guaranteed by certain of our 100% owned domestic subsidiaries. In accordance with Rule 3−10 of Regulation S−X promulgated under the Securities Act of 1933, the following condensed consolidating financial statements present the financial position, results of operations and cash flows of Flowserve Corporation (referred to as “Parent” for the purpose of this note only) on a Parent−only (Issuer) basis, the combined guarantor subsidiaries on a guarantor−only basis, the combined non-guarantor subsidiaries on a non-guarantor-only basis and elimination adjustments necessary to arrive at the information for the Parent, guarantor subsidiaries and non-guarantor subsidiaries on a consolidated basis. Investments in subsidiaries are accounted for using the equity method for this presentation.
The following condensed consolidating financial information presents the balance sheets as of December 31, 2011 and 2010, and the statements of income and cash flows for each of the three years in the periods ended December 31, 2011, 2010 and 2009 for the Parent, guarantor subsidiaries and non-guarantor subsidiaries and elimination adjustments.

CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$150,308	$—	$187,048	$—	$337,356
Accounts receivable, net	—	271,571	788,678	—	1,060,249
Intercompany receivables	—	118,292	33,883	(152,175)	—
Inventories, net	—	357,870	650,509	—	1,008,379
Other current assets	1,530	94,413	126,427	—	222,370
Total current assets	151,838	842,146	1,786,545	(152,175)	2,628,354
Property, plant and equipment, net	—	194,671	404,075	—	598,746
Goodwill	—	673,013	372,064	—	1,045,077
Intercompany receivables	475,000	14,697	1,144	(490,841)	—
Investment in consolidated subsidiaries	2,122,734	1,336,856	—	(3,459,590)	—
Other assets, net	10,039	184,855	155,543	—	350,437
Total assets	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$153,137	$444,205	$—	$597,342
Intercompany payables	223	33,660	118,292	(152,175)	—
Accrued liabilities	6,143	271,535	530,923	—	808,601
Debt due within one year	25,000	5	28,618	—	53,623
Deferred taxes	—	—	10,755	—	10,755
Total current liabilities	31,366	458,337	1,132,793	(152,175)	1,470,321
Long-term debt due after one year	450,000	40	1,553	—	451,593
Intercompany payables	1,144	475,000	14,697	(490,841)	—
Retirement obligations and other liabilities	7,288	190,127	225,055	—	422,470
Total liabilities	489,798	1,123,504	1,374,098	(643,016)	2,344,384
Total Flowserve Corporation shareholders’ equity	2,269,813	2,122,734	1,336,856	(3,459,590)	2,269,813
Noncontrolling interest	—	—	8,417	—	8,417
Total equity	2,269,813	2,122,734	1,345,273	(3,459,590)	2,278,230
Total liabilities and equity	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

	December 31, 2010
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$211,507	$—	$346,072	$—	$557,579
Accounts receivable, net	—	208,786	630,780	—	839,566
Intercompany receivables	—	102,926	25,425	(128,351)	—
Inventories, net	—	276,379	610,352	—	886,731
Other current assets, net	775	103,962	135,131	—	239,868
Total current assets	212,282	692,053	1,747,760	(128,351)	2,523,744
Property, plant and equipment, net	—	191,451	389,794	—	581,245
Goodwill	—	633,678	378,852	—	1,012,530
Intercompany receivables	500,000	42,964	1,144	(544,108)	—
Investment in consolidated subsidiaries	1,884,896	1,257,037	—	(3,141,933)	—
Other assets, net	13,268	166,046	163,077	—	342,391
Total assets	$2,610,446	$2,983,229	$2,680,627	$(3,814,392)	$4,459,910

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$149,067	$421,954	$—	$571,021
Intercompany payables	177	25,248	102,926	(128,351)	—
Accrued liabilities	4,463	255,323	558,051	—	817,837
Debt due within one year	25,000	5	26,476	—	51,481
Deferred taxes	—	—	16,036	—	16,036
Total current liabilities	29,640	429,643	1,125,443	(128,351)	1,456,375
Long-term debt due after one year	475,000	60	1,170	—	476,230
Intercompany payables	1,144	500,000	42,964	(544,108)	—
Retirement obligations and other liabilities	1,640	168,630	244,002	—	414,272
Total liabilities	507,424	1,098,333	1,413,579	(672,459)	2,346,877
Total Flowserve Corporation shareholders’ equity	2,103,022	1,884,896	1,257,037	(3,141,933)	2,103,022
Noncontrolling interest	—	—	10,011	—	10,011
Total equity	2,103,022	1,884,896	1,267,048	(3,141,933)	2,113,033
Total liabilities and equity	$2,610,446	$2,983,229	$2,680,627	$(3,814,392)	$4,459,910

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Year Ended December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,735,809	$3,120,802	$(346,410)	$4,510,201
Cost of sales	—	(1,104,642)	(2,238,323)	346,410	(2,996,555)
Gross profit	—	631,167	882,479	—	1,513,646
Selling, general and administrative expense	(7,236)	(368,818)	(538,026)	—	(914,080)
Net earnings from affiliates	—	3,819	15,292	—	19,111
Net earnings from consolidated subsidiaries, net of tax	434,436	272,111	—	(706,547)	—
Operating income	427,200	538,279	359,745	(706,547)	618,677
Interest expense, net	(1,088)	(18,615)	(14,897)	—	(34,600)
Other (expense) income, net	—	(2,858)	6,536	—	3,678
Earnings before income taxes	426,112	516,806	351,384	(706,547)	587,755
Provision for income taxes	2,470	(82,370)	(78,624)	—	(158,524)
Net earnings, including noncontrolling interests	428,582	434,436	272,760	(706,547)	429,231
Less: Net earnings attributable to noncontrolling interests	—	—	(649)	—	(649)
Net earnings attributable to Flowserve Corporation	$428,582	$434,436	$272,111	$(706,547)	$428,582
Comprehensive income attributable to Flowserve Corporation	$362,991	$369,193	$216,653	$(585,846)	$362,991

	Year Ended December 31, 2010
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,518,779	$2,805,970	$(292,713)	$4,032,036
Cost of sales	—	(966,167)	(1,948,889)	292,713	(2,622,343)
Gross profit	—	552,612	857,081	—	1,409,693
Selling, general and administrative expense	458	(355,139)	(490,309)	—	(844,990)
Net earnings from affiliates	—	2,767	13,882	—	16,649
Net earnings from consolidated subsidiaries, net of tax	382,515	258,712	—	(641,227)	—
Operating income	382,973	458,952	380,654	(641,227)	581,352
Interest income (expense), net	16,257	(34,372)	(14,611)	—	(32,726)
Other (expense) income, net	(1,606)	2,839	(19,582)	—	(18,349)
Earnings before income taxes	397,624	427,419	346,461	(641,227)	530,277
Provision for income taxes	(9,334)	(44,904)	(87,358)	—	(141,596)
Net earnings, including noncontrolling interests	388,290	382,515	259,103	(641,227)	388,681
Less: Net earnings attributable to noncontrolling interests	—	—	(391)	—	(391)
Net earnings attributable to Flowserve Corporation	$388,290	$382,515	$258,712	$(641,227)	$388,290
Comprehensive income attributable to Flowserve Corporation	$386,812	$381,438	$249,035	$(630,473)	$386,812

	Year Ended December 31, 2009
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,598,143	$3,035,721	$(268,602)	$4,365,262
Cost of sales	—	(997,798)	(2,087,934)	268,602	(2,817,130)
Gross profit	—	600,345	947,787	—	1,548,132
Selling, general and administrative expense	(11,093)	(426,100)	(497,258)	—	(934,451)
Net earnings from affiliates	—	3,564	12,272	—	15,836
Net earnings from consolidated subsidiaries, net of tax	425,553	319,825	—	(745,378)	—
Operating income	414,460	497,634	462,801	(745,378)	629,517
Interest income (expense), net	11,205	(28,844)	(19,119)	—	(36,758)
Other expense, net	(20)	(651)	(7,297)	—	(7,968)
Earnings before income taxes	425,645	468,139	436,385	(745,378)	584,791
Provision for income taxes	2,242	(42,586)	(116,116)	—	(156,460)
Net earnings, including noncontrolling interests	427,887	425,553	320,269	(745,378)	428,331
Less: Net earnings attributable to noncontrolling interests	—	—	(444)	—	(444)
Net earnings attributable to Flowserve Corporation	$427,887	$425,553	$319,825	$(745,378)	$427,887
Comprehensive income attributable to Flowserve Corporation	$490,179	$487,844	$355,781	$(843,625)	$490,179

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$157,811	$133,598	$79,262	$(152,458)	$218,213
Cash flows — Investing activities:
Capital expenditures	—	(30,138)	(77,829)	—	(107,967)
Payments for acquisitions, net of cash acquired	—	(90,505)	—	—	(90,505)
Intercompany return of capital	—	109,432	—	(109,432)	—
Intercompany loan proceeds	25,000	28,267	—	(53,267)	—
Proceeds from disposal of assets	—	130	4,139	—	4,269
Net cash flows provided (used) by investing activities	25,000	17,186	(73,690)	(162,699)	(194,203)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	5,668	—	—	5,668
Payments on long-term debt	(25,000)	—	—	—	(25,000)
Net (payments) borrowings under other financing arrangements	—	(20)	1,601	—	1,581
Repurchases of common shares	(150,000)	—	—	—	(150,000)
Payments of dividends	(69,557)	—	—	—	(69,557)
Intercompany loan payments	—	(25,000)	(28,267)	53,267	—
Intercompany distributions of capital	—	—	(109,432)	109,432	—
Intercompany dividends	—	(131,432)	(21,026)	152,458	—
All other financing, net	547	—	(2,195)	—	(1,648)
Net cash flows used by financing activities	(244,010)	(150,784)	(159,319)	315,157	(238,956)
Effect of exchange rate changes on cash	—	—	(5,277)	—	(5,277)
Net change in cash and cash equivalents	(61,199)	—	(159,024)	—	(220,223)
Cash and cash equivalents at beginning of year	211,507	—	346,072	—	557,579
Cash and cash equivalents at end of year	$150,308	$—	$187,048	$—	$337,356

	Year Ended December 31, 2010
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$211,543	$122,426	$233,715	$(211,909)	$355,775
Cash flows — Investing activities:
Capital expenditures	—	(34,599)	(67,403)	—	(102,002)
Payments for acquisitions, net of cash acquired	—	—	(199,396)	—	(199,396)
Intercompany return of capital	—	192,400	—	(192,400)	—
Intercompany capital contributions	—	(120,000)	—	120,000	—
Intercompany loan proceeds	44,039	177,152	349	(221,540)	—
Intercompany loan payments	—	(120,000)	—	120,000	—
Proceeds from disposal of assets	—	8,579	2,451	—	11,030
Affiliate investing activity, net	—	—	3,651	—	3,651
Net cash flows provided (used) by investing activities	44,039	103,532	(260,348)	(173,940)	(286,717)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	10,048	—	—	10,048
Payments on long-term debt	(544,016)	—	—	—	(544,016)
Proceeds from issuance of long-term debt	500,000	—	—	—	500,000
Payment of deferred loan costs	(11,596)	—	—	—	(11,596)
Repurchases of common shares	(46,015)	—	—	—	(46,015)
Payments of dividends	(63,582)	—	—	—	(63,582)
Net (payments) proceeds under other financing arrangements	—	(325)	2,746	—	2,421
Sale of shares to noncontrolling interest	—	—	4,384	—	4,384
Intercompany loan proceeds	—	—	120,000	(120,000)	—
Intercompany loan payments	—	(44,388)	(177,152)	221,540	—
Intercompany capital contributions	—	—	120,000	(120,000)	—
Intercompany distributions of capital	—	—	(192,400)	192,400	—
Intercompany dividends	—	(191,293)	(20,616)	211,909	—
All other financing, net	5,926	—	(483)	—	5,443
Net cash flows used by financing activities	(159,283)	(225,958)	(143,521)	385,849	(142,913)
Effect of exchange rate changes on cash	—	—	(22,886)	—	(22,886)
Net change in cash and cash equivalents	96,299	—	(193,040)	—	(96,741)
Cash and cash equivalents at beginning of year	115,208	—	539,112	—	654,320
Cash and cash equivalents at end of year	$211,507	$—	$346,072	$—	$557,579

	Year Ended December 31, 2009
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$128,053	$55,882	$394,305	$(146,963)	$431,277
Cash flows — Investing activities:
Capital expenditures	—	(37,094)	(71,354)	—	(108,448)
Payments for acquisitions, net of cash acquired	—	—	(30,750)	—	(30,750)
Intercompany return of capital	—	139,860	—	(139,860)	—
Intercompany loan proceeds	5,637	740	72,496	(78,873)	—
Proceeds from disposition of assets	—	151	405	—	556
Net cash flows provided (used) by investing activities	5,637	103,657	(29,203)	(218,733)	(138,642)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	1,174	—	—	1,174
Payments on long-term debt	(5,682)	—	—	—	(5,682)
Payment of deferred loan costs	(2,764)	—	—	—	(2,764)
Repurchases of common shares	(40,955)	—	—	—	(40,955)
Payments of dividends	(59,204)	—	—	—	(59,204)
Payments under other financing arrangements	—	(336)	(348)	—	(684)
Intercompany loan payments	—	(78,133)	(740)	78,873	—
Intercompany distributions of capital	—	—	(139,860)	139,860	—
Intercompany dividends	—	(82,244)	(64,719)	146,963	—
All other financing, net	2,939	—	(1,902)	—	1,037
Net cash flows used by financing activities	(105,666)	(159,539)	(207,569)	365,696	(107,078)
Effect of exchange rate changes on cash	—	—	(3,293)	—	(3,293)
Net change in cash and cash equivalents	28,024	—	154,240	—	182,264
Cash and cash equivalents at beginning of year	87,184	—	384,872	—	472,056
Cash and cash equivalents at end of year	$115,208	$—	$539,112	$—	$654,320